INVESTMENTS IN DEBT AND EQUITY SECURITIES (Tables)	6 Months Ended
Jun. 30, 2020
Investments, Debt and Equity Securities [Abstract]
Marketable Securities
Investment securities held by the Company consist of the following investments in corporate bonds and equity securities:

(in thousands of $)	June 30, 2020	December 31, 2019
Corporate Bonds	15,216	12,753
Shares	20,104	61,326
Total Investment in Debt and Equity Securities	35,320	74,079

Debt Securities, Available-for-sale
The corporate bonds are classified as available-for-sale securities and are recorded at fair value, with unrealized gains and losses recorded as a separate component of "Other comprehensive income".

	Six months ended June 30, 2020			Year ended December 31, 2019
(in thousands of $)	Amortized Cost	Unrealized gains/(losses)	Fair value	Amortized Cost	Unrealized gains/(losses)	Fair value
Corporate bonds:
NorAm Drilling Bond	4,131	536	4,667	4,132	558	4,690
Oro Negro 7.5%	566	827	1,393	5,705	—	5,705
Oro Negro 12%	—	—	—	2,281	77	2,358
NT Rig Holdco 12%	3,568	403	3,971	—	—	—
NT Rig Holdco 7.5%	5,139	46	5,185	—	—	—
Total corporate bonds	13,404	1,812	15,216	12,118	635	12,753

Schedule of Equity Securities, FV-NI
Following the adoption of ASU 2016-01 from January 2018, the Company now recognizes any changes in the fair value of equity investments in net income.

(in thousands of $)	June 30, 2020	December 31, 2019
Frontline	10,107	43,775
NorAm Drilling	1,949	4,326
ADS Crude Carriers	8,048	13,225
Total shares	20,104	61,326

Equity Securities pledged to creditors	10,107	43,775